                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-9279

                           Van Kampen Equity Trust II
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31

Date of reporting period: 11/30/05

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN AMERICAN FRANCHISE FUND

PORTFOLIO OF INVESTMENTS NOVEMBER 30, 2005 (UNAUDITED)


                                                                 NUMBER OF
DESCRIPTION                                                       SHARES               VALUE
COMMON STOCKS    90.4%
BROADCASTING & CABLE TV    4.7%
Clear Channel Communications, Inc.                               160,624          $     5,229,917
                                                                                  ----------------

DISTILLERS & VINTNERS    4.8%
Brown-Forman Corp., Class B                                       77,903                5,364,401
                                                                                  ----------------

FERTILIZERS & AGRICULTURAL CHEMICALS    2.2%
Scotts Miracle-Gro Co., Class A                                   51,124                2,398,738
                                                                                  ----------------

HEALTH CARE SERVICES    3.9%
IMS Health, Inc.                                                 179,790                4,395,866
                                                                                  ----------------

HOUSEHOLD PRODUCTS    9.7%
Colgate-Palmolive Co.                                             77,524                4,226,608
Kimberly-Clark Corp.                                             111,411                6,571,021
                                                                                  ----------------
                                                                                       10,797,629
                                                                                  ----------------

IT CONSULTING & OTHER SERVICES    4.6%
Accenture, Ltd., Class A (Bermuda)                               178,712                5,082,569
                                                                                  ----------------

MOTORCYCLE MANUFACTURERS    3.9%
Harley-Davidson, Inc.                                             81,462                4,387,543
                                                                                  ----------------

PACKAGED FOODS & MEATS    16.7%
Cadbury Schweppes Plc (United Kingdom)                           517,445                4,958,433
Kellogg Co.                                                      116,006                5,112,384
McCormick & Co., Inc.                                            117,347                3,663,573
Nestle, SA (Switzerland) (a)                                      16,563                4,879,150
                                                                                  ----------------
                                                                                       18,613,540
                                                                                  ----------------

PERSONAL PRODUCTS    1.6%
Estee Lauder Co., Inc., Class A                                   55,450                1,830,405
                                                                                  ----------------

PHARMACEUTICALS    12.8%
Bristol-Myers Squibb Co.                                         233,673                5,045,000
Merck & Co., Inc.                                                171,100                5,030,340
Pfizer, Inc.                                                     195,333                4,141,060
                                                                                  ----------------
                                                                                       14,216,400
                                                                                  ----------------

PUBLISHING    11.9%
McGraw-Hill Co., Inc.                                               84,777                4,497,420
New York Times Co., Class A                                        131,446                3,614,765
Thomson Corp. (Canada)                                             144,585                5,092,284
                                                                                    ----------------
                                                                                         13,204,469
                                                                                    ----------------

SOFT DRINKS    3.3%
PepsiCo, Inc.                                                       61,549                3,643,701
                                                                                    ----------------

TOBACCO    10.3%
Altria Group, Inc.                                                  96,381                7,015,573
Reynolds American, Inc.                                             49,445                4,401,594
                                                                                    ----------------
                                                                                         11,417,167
                                                                                    ----------------

TOTAL LONG-TERM INVESTMENTS    90.4%
   (Cost $98,654,824)                                                                   100,582,345

REPURCHASE AGREEMENT    7.1%
State Street Bank & Trust Co. ($7,874,000 par collateralized by
U.S. Government obligations in a pooled cash account, interest rate of 3.93%, dated 11/30/05, to be sold on 12/01/05 at
$7,874,860)                                                                               7,874,000
                                                                                    ----------------
   (Cost $7,874,000)

TOTAL INVESTMENTS    97.5%
   (Cost $106,528,824)                                                                  108,456,345

OTHER ASSETS IN EXCESS OF LIABILITIES    2.5%                                             2,831,109
                                                                                    ----------------

NET ASSETS    100.0%                                                                   $111,287,454
                                                                                    ================

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

Securities with total market value equal to $9,837,583 at November 30, 2005 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 2005 (UNAUDITED)

                                                                                        NUMBER OF
DESCRIPTION                                                                              SHARES                 VALUE
COMMON STOCKS    96.6%
AUSTRIA    1.0%

Erste Bank der oesterreichischen Sparkassen, AG                                            22,283           $  1,183,929
                                                                                                            ------------

BRAZIL    0.7%
Petroleo Brasileiro SA - ADR                                                               12,509                845,608
                                                                                                            ------------

CANADA    0.8%
Inco Ltd.                                                                                  20,455                899,815
                                                                                                            ------------

FRANCE    8.8%
BNP Paribas, SA                                                                            35,188              2,769,527
Credit Agricole, SA                                                                        31,096                936,380
France Telecom, SA                                                                         61,418              1,536,502
Sanofi-Aventis, SA                                                                         13,809              1,110,910
Schneider Electric, SA                                                                     12,503              1,073,325
Total, SA                                                                                  12,105              3,025,320
                                                                                                            ------------
                                                                                                              10,451,964
                                                                                                            ------------

GERMANY    10.1%
Allianz, AG                                                                                16,937              2,460,704
BMW, AG                                                                                    19,149                842,107
Commerzbank, AG                                                                            59,400              1,750,640
Deutsche Bank, AG                                                                          25,209              2,461,264
Deutsche Telekom, AG                                                                       50,556                839,236
Hypo Real Estate Holding, AG                                                               16,135                838,572
SAP, AG                                                                                     6,659              1,198,112
Siemens, AG                                                                                19,755              1,493,552
                                                                                                            ------------
                                                                                                              11,884,187
                                                                                                            ------------

GREECE    1.5%
National Bank of Greece, SA                                                                44,257              1,725,983
                                                                                                            ------------

ISRAEL    0.5%
Teva Pharmaceutical Industries, Ltd. - ADR                                                 13,389                547,342
                                                                                                            ------------

ITALY    3.2%
Banca Monte dei Paschi di Siena S.p.A.                                                    253,816              1,214,660
ENI S.p.A.                                                                                 68,004              1,844,064
Telecom Italia S.p.A.                                                                     310,495                737,957
                                                                                                            ------------
                                                                                                               3,796,681
                                                                                                            ------------

JAPAN    15.0%
Canon, Inc.                                                                                21,200              1,192,173
Joyo Bank, Ltd.                                                                           205,000              1,158,256
JSR Corp.                                                                                  45,900              1,114,278
Kao Corp.                                                                                  32,000                750,895
Millea Holdings, Inc.                                                                          82              1,347,646
Shin-Etsu Chemical Co., Ltd.                                                               38,100              1,966,808
SMC Corp.                                                                                  13,300              1,777,153
Sumitomo Trust and Banking Co., Ltd.                                                      156,000              1,307,110
Takeda Chemical Industries, Ltd.                                                           29,300              1,602,512
Takefuji Corp.                                                                             15,150              1,020,579
Tokyo Electric Power Co., Inc.                                                             61,100              1,466,760
Toyota Motor Corp.                                                                         61,100              2,956,205
                                                                                                            ------------
                                                                                                              17,660,375
                                                                                                            ------------

NETHERLANDS    7.0%
ASML Holding, NV (a)                                                                       80,621              1,536,557
Royal Numico NV (a)                                                                        26,964              1,107,870
TNT, NV                                                                                    46,468              1,251,563
VNU, NV                                                                                    62,185              1,934,823
Wolters Kluwer, NV CVA                                                                    121,624              2,425,470
                                                                                                            ------------
                                                                                                               8,256,283
                                                                                                            ------------

PORTUGAL    1.1%
Portugal Telecom, SGPS, SA                                                                140,737              1,288,381
                                                                                                            ------------

REPUBLIC OF KOREA    6.2%
Kookmin Bank                                                                               15,048                987,186
Kookmin Bank - ADR (a)                                                                     42,892              2,830,443
Samsung Electronics Co., Ltd.                                                               5,124              2,951,155
SK Telecom Co., Ltd. - ADR                                                                 26,540                560,790
                                                                                                            ------------
                                                                                                               7,329,574
                                                                                                            ------------

SINGAPORE    0.6%
United Overseas Bank, Ltd.                                                                 86,000                736,868
                                                                                                            ------------

SPAIN    4.3%
Altadis, SA                                                                                18,971                800,492
Banco Bilbao Vizcaya Argentaria, SA                                                       192,802              3,398,102
Telefonica, SA                                                                             57,464                848,279
                                                                                                            ------------
                                                                                                               5,046,873
                                                                                                            ------------

SWEDEN    2.3%
Atlas Copco AB, Class A                                                                    53,861              1,075,752
Sandvik AB                                                                                 36,182              1,707,127
                                                                                                            ------------
                                                                                                               2,782,879
                                                                                                            ------------

SWITZERLAND    8.2%
Compagnie Financiere Richemont, AG, Class A                                                51,709              2,036,218
Credit Suisse Group                                                                        48,203              2,336,836
EFG International (a)                                                                      20,100                527,278
Novartis, AG                                                                               45,114              2,353,708
Roche Holding, AG                                                                           9,935              1,486,707
UBS, AG                                                                                    10,923              1,002,253
                                                                                                            ------------
                                                                                                               9,743,000
                                                                                                            ------------

TAIWAN-REPUBLIC OF CHINA    2.6%
Chunghwa Telecom Co., Ltd. - ADR                                                           57,220                996,772
Hon Hai Precision Industry Co., Ltd.                                                      416,493              2,096,896
                                                                                                            ------------
                                                                                                               3,093,668
                                                                                                            ------------

UNITED KINGDOM    22.7%
Anglo American Plc                                                                         43,407              1,354,912
AstraZeneca Group Plc                                                                      24,101              1,107,899
Aviva Plc                                                                                 117,267              1,385,401
BG Group Plc                                                                               62,065                576,736
BOC Group Plc                                                                              63,076              1,208,733
BP Plc                                                                                    262,336              2,881,099
Cadbury Schweppes Plc                                                                     174,483              1,671,989
Carnival Plc                                                                               10,858                608,315
GlaxoSmithKline Plc                                                                        82,035              2,030,992
International Power Plc                                                                   305,598              1,290,182
Reckitt Benckiser Plc                                                                      35,888              1,106,080
Rio Tinto Plc                                                                              21,352                867,495
Royal Dutch Shell Plc, Class A                                                             26,510                815,631
Smith & Nephew Plc                                                                         69,573                618,834
Standard Chartered Plc                                                                     78,177              1,666,783
Tesco Plc                                                                                 208,676              1,091,683
Vodafone Group Plc                                                                      1,159,772              2,490,943
William Morrison Supermarkets Plc                                                       1,297,296              3,969,582
                                                                                                            ------------
                                                                                                              26,743,289
                                                                                                            ------------

TOTAL COMMON STOCKS                                                                                          114,016,699
                                                                                                            ------------

INVESTMENT COMPANY    1.0%
UNITED STATES    1.0%
iShares MSCI Emerging Markets Index Fund                                                   13,755              1,156,795
                                                                                                            ------------

TOTAL LONG-TERM INVESTMENTS    97.6%
   (Cost $101,038,214)                                                                                       115,173,494


REPURCHASE AGREEMENT    2.0%
State Street Bank & Trust Co. ($2,322,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 3.93%, dated 11/30/05, to
be sold on 12/01/05 at $2,322,253)                                                                             2,322,000
                                                                                                            ------------
   (Cost $2,322,000)

TOTAL INVESTMENTS    99.6%
   (Cost $103,360,214)                                                                                       117,495,494

FOREIGN CURRENCY    0.2%
   (Cost $262,650)                                                                                               261,043

OTHER ASSETS IN EXCESS OF LIABILITIES    0.2%                                                                    211,267
                                                                                                            ------------

NET ASSETS    100.0%                                                                                        $117,967,804
                                                                                                            ============

      Percentages are calculated as a percentage of net assets.
(a) Non-income producing security as this stock currently does not declare dividends.
ADR - American Depositary Receipt
CVA - Certification Van Aandelen

      Securities with total market value equal to $106,808,651 at November 30, 2005 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.



    SUMMARY OF LONG-TERM INVESTMENTS BY INDUSTRY CLASSIFICATION (UNAUDITED)

                                                                                                  Percent of Net
Industry                                                                        Value                 Assets
-----------------------------------------------------------------------------------------------------------------
Diversified Banks                                                        $   20,507,610                     17.4%
Pharmaceuticals                                                              10,240,071                      8.7
Integrated Oil & Gas                                                          9,172,826                      7.8
Integrated Telecommunication Services                                         6,247,128                      5.3
Diversified Capital Markets                                                   5,800,353                      4.9
Food Retail                                                                   5,061,265                      4.3
Publishing                                                                    4,360,293                      3.7
Industrial Machinery                                                          4,284,771                      3.6
Multi-line Insurance                                                          3,846,105                      3.3
Automobile Manufacturers                                                      3,798,312                      3.2
Diversified Metals & Mining                                                   3,122,223                      2.6
Specialty Chemicals                                                           3,081,086                      2.6
Wireless Telecommunication Services                                           3,051,733                      2.6
Semiconductors                                                                2,951,155                      2.5
Packaged Foods & Meats                                                        2,779,858                      2.4
Electrical Manufacturing Services                                             2,096,896                      1.8
Apparel, Accessories & Luxury Goods                                           2,036,218                      1.7
Household Products                                                            1,856,975                      1.6
Semiconductor Equipment                                                       1,536,557                      1.3

Industrial Conglomerates                                                      1,493,552                      1.3
Electric Utilities                                                            1,466,760                      1.2
Property & Casualty Insurance                                                 1,347,646                      1.1
Independent Power Producers & Energy Traders                                  1,290,182                      1.1
Air Freight & Logistics                                                       1,251,563                      1.1
Industrial Gases                                                              1,208,733                      1.0
Application Software                                                          1,198,112                      1.0
Office Electronics                                                            1,192,173                      1.0
Regional Banks                                                                1,158,256                      1.0
Financial                                                                     1,156,796                      1.0
Tobacco                                                                       1,075,752                      0.9
Electrical Components & Equipment                                             1,073,325                      0.9
Consumer Finance                                                              1,020,579                      0.9
Thrifts & Mortgage Finance                                                      838,572                      0.7
Oil & Gas Exploration & Production                                              815,631                      0.7
Health Care Equipment                                                           618,834                      0.5
Hotels, Resorts & Cruise Lines                                                  608,315                      0.5
Other Diversified Financial Services                                            527,278                      0.4
                                                                         --------------           --------------

                                                                         $  115,173,494                     97.6%
                                                                         ==============           ==============


        VAN KAMPEN TECHNOLOGY FUND

        PORTFOLIO OF INVESTMENTS NOVEMBER 30, 2005 (UNAUDITED)



                                                                                         NUMBER OF
        DESCRIPTION                                                                       SHARES             VALUE

        COMMON STOCKS    99.6%
        AEROSPACE & DEFENSE    4.7%
        Goodrich Corp.                                                                    100,000         $  3,852,000
        Lockheed Martin Corp.                                                             100,000            6,060,000
        Raytheon Co.                                                                      100,000            3,842,000
                                                                                                     ------------------
                                                                                                            13,754,000
                                                                                                     ------------------

        APPLICATION SOFTWARE    4.2%
        Autodesk, Inc. (a)                                                                100,000            4,172,000
        Cognos, Inc. (Canada) (a)                                                         100,000            3,355,000
        SAP AG - ADR (Germany)                                                            105,000            4,740,750
                                                                                                     ------------------
                                                                                                            12,267,750
                                                                                                     ------------------

        BIOTECHNOLOGY    11.4%
        Amgen, Inc. (a)                                                                   100,000            8,093,000
        Celgene Corp. (a)                                                                  50,000            3,046,000
        Genentech, Inc. (a)                                                               100,000            9,562,000
        Genzyme Corp. (a)                                                                 100,000            7,434,000
        Gilead Sciences, Inc. (a)                                                          25,000            1,267,250
        MedImmune, Inc. (a)                                                               100,000            3,591,000
                                                                                                     ------------------
                                                                                                            32,993,250
                                                                                                     ------------------

        COMMUNICATIONS EQUIPMENT    7.0%
        Cisco Systems, Inc. (a)                                                           105,000            1,841,700
        Corning, Inc. (a)                                                                 125,000            2,531,250
        Harris Corp.                                                                      105,000            4,680,900
        Juniper Networks, Inc. (a)                                                        100,000            2,249,000
        Motorola, Inc.                                                                    110,000            2,649,900
        Nokia Corp. - ADR (Finland)                                                       100,000            1,708,000
        QUALCOMM, Inc.                                                                    100,000            4,547,000
                                                                                                     ------------------
                                                                                                            20,207,750
                                                                                                     ------------------

        COMPUTER HARDWARE    8.7%
        Apple Computer, Inc. (a)                                                          100,000            6,782,000
        Dell Computer Corp. (a)                                                           100,000            3,016,000
        Hewlett-Packard Co.                                                               105,000            3,115,350
        International Business Machines Corp.                                             100,000            8,890,000
        NCR Corp. (a)                                                                     100,000            3,395,000
                                                                                                     ------------------
                                                                                                            25,198,350
                                                                                                     ------------------

        COMPUTER STORAGE & PERIPHERALS    2.6%
        EMC Corp. (a)                                                                     100,000            1,393,000
        Network Appliance, Inc. (a)                                                       100,000            2,912,000
        QLogic Corp. (a)                                                                  100,000            3,306,000
                                                                                                     ------------------
                                                                                                             7,611,000
                                                                                                     ------------------

        DATA PROCESSING & OUTSOURCING SERVICES    7.3%
        Automatic Data Processing, Inc.                                                   105,000            4,935,000
        Computer Sciences Corp. (a)                                                       115,000            5,776,450
        DST Systems, Inc. (a)                                                             105,000            6,244,350
        First Data Corp.                                                                  100,000            4,327,000
                                                                                                     ------------------
                                                                                                            21,282,800
                                                                                                     ------------------
        ELECTRICAL COMPONENTS & EQUIPMENT     0.8%
        American Power Conversion Corp.                                                   100,000            2,241,000
                                                                                                     ------------------

        ELECTRONIC EQUIPMENT MANUFACTURERS    1.7%
        Agilent Technologies, Inc. (a)                                                    100,000            3,566,000
        SunPower Corp., Class A (a)                                                        53,000            1,325,000
                                                                                                     ------------------
                                                                                                             4,891,000
                                                                                                     ------------------

        HEALTH CARE EQUIPMENT    4.7%
        Medtronic, Inc.                                                                   105,000            5,834,850
        St. Jude Medical, Inc. (a)                                                        100,000            4,777,000
        Thermo Electron Corp. (a)                                                         100,000            3,085,000
                                                                                                     ------------------
                                                                                                            13,696,850
                                                                                                     ------------------

        HEALTH CARE SERVICES    1.0%
        Omnicare, Inc.                                                                     50,000            2,847,500
                                                                                                     ------------------


        HEALTH CARE SUPPLIES    2.3%
        Millipore Corp. (a)                                                               105,000            6,705,300
                                                                                                     ------------------


        HOME ENTERTAINMENT SOFTWARE    1.9%
        Electronic Arts, Inc. (a)                                                          95,000            5,354,200
                                                                                                     ------------------

        INTEGRATED TELECOMMUNICATION SERVICES    1.0%
        NeuStar, Inc., Class A (a)                                                        100,000            3,032,000
                                                                                                     ------------------

        INTERNET RETAIL    2.7%
        eBay, Inc. (a)                                                                    135,000            6,049,350
        VistaPrint Ltd. (Bermuda) (a)                                                     100,000            1,816,000
                                                                                                     ------------------
                                                                                                             7,865,350
                                                                                                     ------------------

        INTERNET SOFTWARE & SERVICES    9.0%
        Google, Inc., Class A (a)                                                          35,000           14,174,650
        Yahoo!, Inc. (a)                                                                  300,000           12,069,000
                                                                                                     ------------------
                                                                                                            26,243,650
                                                                                                     ------------------

        IT CONSULTING & OTHER SERVICES    2.1%
        Cognizant Technology Solutions Corp., Class A (a)                                  50,000            2,429,500
        Satyam Computer Services Ltd. - ADR (India)                                       100,000            3,524,000
                                                                                                     ------------------
                                                                                                             5,953,500
                                                                                                     ------------------

        PHARMACEUTICALS    1.7%
        Johnson & Johnson                                                                  40,000            2,470,000
        Roche Holding AG - ADR (Switzerland)                                               35,000            2,630,359
                                                                                                     ------------------
                                                                                                             5,100,359
                                                                                                     ------------------

        SEMICONDUCTOR EQUIPMENT    5.2%
        Applied Materials, Inc.                                                           125,000            2,263,750
        KLA-Tencor Corp.                                                                  100,000            5,119,000
        Lam Research Corp. (a)                                                            100,000            3,754,000
        Novellus Systems, Inc. (a)                                                        105,000            2,590,350
        Teradyne, Inc. (a)                                                                100,000            1,463,000
                                                                                                     ------------------
                                                                                                            15,190,100
                                                                                                     ------------------

        SEMICONDUCTORS    14.6%
        Advanced Micro Devices, Inc. (a)                                                  115,000            3,010,700
        Altera Corp. (a)                                                                  110,000            2,008,600
        Analog Devices, Inc.                                                              115,000            4,360,800
        Broadcom Corp., Class A (a)                                                       110,000            5,119,400
        Cypress Semiconductor Corp. (a)                                                   100,000            1,500,000
        Intel Corp.                                                                       115,000            3,068,200
        Linear Technology Corp.                                                           110,000            4,104,100
        Marvell Technology Group Ltd. (Bermuda) (a)                                        65,000            3,610,100
        Maxim Integrated Products, Inc.                                                   105,000            3,837,750
        Micron Technology, Inc. (a)                                                       100,000            1,426,000
        National Semiconductor Corp.                                                      100,000            2,588,000
        Saifun Semiconductors Ltd. (Israel) (a)                                            50,000            1,445,000
        Texas Instruments, Inc.                                                           110,000            3,572,800
        Xilinx, Inc.                                                                      100,000            2,644,000
                                                                                                     ------------------
                                                                                                            42,295,450
                                                                                                     ------------------

        SYSTEMS SOFTWARE    5.0%
        Adobe Systems, Inc. (a)                                                           100,000            3,261,000
        McAfee, Inc. (a)                                                                  100,000            2,781,000
        Microsoft Corp.                                                                   300,000            8,313,000
                                                                                                     ------------------
                                                                                                            14,355,000
                                                                                                     ------------------

        TOTAL INVESTMENTS    99.6%
           (Cost $224,404,980)                                                                             289,086,159

        OTHER ASSETS IN EXCESS OF LIABILITIES    0.4%                                                        1,108,738
                                                                                                     ------------------

        NET ASSETS    100.0%                                                                              $290,194,897
                                                                                                     ==================

        Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR  -  American Depositary Receipt

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Equity Trust II

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: January 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: January 19, 2006

By: /s/ Phillip G. Goff
    -------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: January 19, 2006